Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of subsidiaries
The accompanying consolidated financial statements include the operations, assets and liabilities of the Company, and of its Subsidiaries listed below.

Subsidiary	Vessel Name	Type	Built
Kerasies Shipping Corporation (“Kerasies”)(1)	Katerina	Panamax	May 2004
Marathassa Shipping Corporation (“Marathassa”)(1)	Maritsa	Panamax	January 2005
Napalem Shipping Corporation (“Napalem”)(2)(13)(19)	Paraskevi 2	Panamax	April 2011
Maxeikositessera Shipping Corporation (“Maxeikositessera”)(2)	Efrossini	Panamax	February 2012
Glovertwo Shipping Corporation (“Glovertwo”)(2)	Zoe	Panamax	July 2013
Stalem Shipping Corporation (“Stalem”)(2)(14)(19)	Koulitsa 2	Panamax	February 2013
Shikokutessera Shipping Inc. (“Shikokutessera”)(2)	Kypros Land	Panamax	January 2014
Shikokupente Shipping Inc. (“Shikokupente”)(2)	Kypros Sea	Panamax	March 2014
Gloverfour Shipping Corporation (“Gloverfour”)(2)	Kypros Bravery	Panamax	January 2015
Shikokuokto Shipping Corporation (“Shikokuokto”)(2)	Kypros Sky	Panamax	March 2015

Subsidiary	Vessel Name	Type	Built
Gloverfive Shipping Corporation (“Gloverfive”)(2)	Kypros Loyalty	Panamax	June 2015
Gloversix Shipping Corporation (“Gloversix”)(2)	Kypros Spirit	Panamax	July 2016
Pemer Shipping Ltd. (“Pemer”)(1)	Pedhoulas Merchant	Kamsarmax	March 2006
Petra Shipping Ltd. (“Petra”)(1)(17)	Pedhoulas Trader	Kamsarmax	May 2006
Pelea Shipping Ltd. (“Pelea”)(1)	Pedhoulas Leader	Kamsarmax	March 2007
Vassone Shipping Corporation (“Vassone”)(2)	Pedhoulas Commander	Kamsarmax	May 2008
Youngone Shipping Corporation (“Youngone”)(2)	Pedhoulas Cherry	Kamsarmax	July 2015
Youngtwo Shipping Corporation (“Youngtwo”)(2)	Pedhoulas Rose	Kamsarmax	January 2017
Pinewood Shipping Corporation (“Pinewood”)(2)(5)	Pedhoulas Cedrus	Kamsarmax	June 2018
Agros Shipping Corporation (“Agros”) (2)(20)	Vassos	Kamsarmax	May 2022
Marinouki Shipping Corporation (“Marinouki”)(1)	Marina	Post-Panamax	January 2006
Soffive Shipping Corporation (“Soffive”)(1)	Sophia	Post-Panamax	June 2007
Vasstwo Shipping Corporation (“Vasstwo”)(1)	Xenia	Post-Panamax	August 2006
Eniaprohi Shipping Corporation (“Eniaprohi”)(1)	Eleni	Post-Panamax	November 2008
Eniadefhi Shipping Corporation (“Eniadefhi”)(1)	Martine	Post-Panamax	February 2009
Maxdodeka Shipping Corporation (“Maxdodeka”)(1)	Andreas K	Post-Panamax	September 2009
Pentakomo Shipping Corporation (“Pentakomo”)(2)	Agios Spyridonas	Post-Panamax	January 2010
Maxdekatria Shipping Corporation (“Maxdekatria”)(1)	Panayiota K	Post-Panamax	April 2010
Maxdeka Shipping Corporation (“Maxdeka”)(2)	Venus Heritage	Post-Panamax	December 2010
Shikoku Friendship Shipping Company (“Shikoku”)(2)	Venus History	Post-Panamax	September 2011
Maxenteka Shipping Corporation (“Maxenteka”)(2)	Venus Horizon	Post-Panamax	February 2012
Vaslem Shipping Corporation (“Vaslem”)(2)(15)(19)	Venus Harmony	Post-Panamax	November 2013
Shikokuepta Shipping Inc. (“Shikokuepta”)(2)	Troodos Sun	Post-Panamax	January 2016
Kastrolem Shipping Corporation (“Kastrolem”)(2)(18)(19)	Troodos Air	Post-Panamax	March 2016
Monagrouli Shipping Corporation (“Monagrouli”)(2)	Troodos Oak	Post-Panamax	April 2020
Lofou Shipping Corporation (“Lofou”)(2)(21)	Climate Respect	Post-Panamax	July 2022
Gloverthree Shipping Corporation (“Gloverthree”)(2)(23)	Climate Ethics	Post-Panamax	January 2023
Maxpente Shipping Corporation (“Maxpente”)(1)	Kanaris	Capesize	March 2010
Eptaprohi Shipping Corporation (“Eptaprohi”)(1)	Pelopidas	Capesize	November 2011
Maxtessera Shipping Corporation (“Maxtessera”)(2)	Lake Despina	Capesize	January 2014
Shikokuennia Shipping Corporation (“Shikokuennia”)(2)	Mount Troodos	Capesize	November 2009
Metamou Shipping Corporation (“Metamou”)(2)(16)	Stelios Y	Capesize	March 2012
Armonikos Shipping Corporation (“Armonikos”)(2)(15)	Michalis H	Capesize	March 2012
Kyotofriendo One Shipping Corporation (“Kyotofriendo One”)(2)(13)	Aghia Sofia	Capesize	March 2012
Staloudi Shipping Corporation (“Staloudi”)(1)(22)	Maria	Capesize	January 2014
Gloverseven Shipping Corporation (“Gloverseven”)(2)(4)	TBN - H 11043	Post-Panamax	Q2 2023
Shimafive Shipping Corporation (“Shimafive”)(2)(4)	TBN - H 11064	Kamsarmax	Q4 2023
Shimasix Shipping Corporation (“Shimasix”)(2)(4)	TBN - H 11065	Kamsarmax	Q1 2024
Shimaseven Shipping Corporation (“Shimaseven”)(2)(4)	TBN - H 11067	Kamsarmax	Q1 2024
Shimaeight Shipping Corporation (“Shimaeight”)(2)(4)	TBN - H 11081	Kamsarmax	Q4 2023
Yasudyo Shipping Corporation (“Yasudyo”)(2)(4)	TBN - H 1392	Kamsarmax	Q4 2023
Agonistis Shipping Corporation (“Agonistis”)(2)(4)	TBN - H 1139	Kamsarmax	Q1 2025
Georgos Shipping Corporation (“Georgos”)(2)(4)	TBN - H 1138	Kamsarmax	Q3 2024
Safe Bulkers Participations Plc. ("Safe Bulkers Participations")(3)	—	—	—

Shikokuexi Shipping Inc. (“Shikokuexi”)(2)(18)	—	—	—
Kyotofriendo Two Shipping Corporation (“Kyotofriendo Two”)(2)(14)	—	—	—
Maxeikosipente Shipping Corporation (“Maxeikosipente”)(1)	—	—	—
Maxeikosiepta Shipping Corporation (“Maxeikosiepta”)(1)(6)	—	—	—
Marindou Shipping Corporation (“Marindou”)(1)(10)	—	—	—
Maxeikosiexi Shipping Corporation (“Maxeikosiexi”)(1)(11)	—	—	—
Avstes Shipping Corporation (“Avstes”)(1)(7)	—	—	—
Maxeikosi Shipping Corporation (“Maxeikosi”)(1)(8)	—	—	—
Maxeikositria Shipping Corporation (“Maxeikositria”)(1)(12)	—	—	—
Maxeikosiena Shipping Corporation (“Maxeikosiena”)(1)(9)	—	—	—

(1)Incorporated under the laws of the Republic of Liberia.
(2)Incorporated under the laws of the Republic of the Marshall Islands.
(3)Safe Bulkers Participations is a wholly owned subsidiary of Safe Bulkers, incorporated under the laws of the Republic of Cyprus and is the holding company of four wholly owned subsidiaries: Vaslem, Napalem, Stalem and Kastrolem. Safe Bulkers Participations has issued and listed an unsecured bond of euro 100 million to the Athens Stock Exchange. See Note 8.
(4)Estimated completion date for newbuild vessels as of December 31, 2022.
(5)In July 2016, the Shipsales Contract relating to Hull No. 1552, initially contracted by Kyotofriendo Two, was novated to Pinewood. Under an agreement with an unaffiliated third party, upon delivery of the vessel, named Pedhoulas Cedrus, to Pinewood in June 2018, 100 shares of Series A Preferred Stock of Pinewood were issued to the unaffiliated third party for proceeds in the equivalent of $16,875 at the time of issuance, which were used to finance part of the cost of such vessel. All Series A Preferred Stock were redeemed by Pinewood in February 2021.
(6)The Company owned the Panamax class vessel Paraskevi, built 2003, which was sold in January 2021 and delivered to her new owners in April 2021.
(7)The Company owned the Panamax class vessel Vassos, built 2004, which was sold in January 2021 and delivered to her new owners in May 2021.
(8)The Company owned the Kamsarmax class vessel Pedhoulas Builder, built 2012, which was sold in May 2021 and delivered to her new owners in June 2021.
(9)The Company owned the Kamsarmax class vessel Pedhoulas Farmer, built 2012, which was sold in May 2021 and delivered to her new owners in September 2021.
(10)The Company owned the Panamax class vessel Maria, built 2003, which was sold in May 2021 and delivered to her new owners in September 2021.
(11)The Company owned the Panamax class vessel Koulitsa, built 2003, which was sold in June 2021 and delivered to her new owners in November 2021.
(12)The Company owned the Kamsarmax class vessel Pedhoulas Fighter, built 2012, which was sold in September 2021 and delivered to her new owners in November 2021.
(13)Kyotofriendo One owned the Panamax class vessel Paraskevi 2, built 2011, which was sold in January 2022 and delivered in May 2022 to Napalem. Kyotofriendo One acquired the vessel Aghia Sofia in August 2022.
(14)Kyotofriendo Two owned the Panamax class vessel Koulitsa 2, built 2013, which was sold in January 2022 and delivered in April 2022 to Stalem.
(15)Armonikos owned the Post-Panamax class vessel Venus Harmony, built 2013, which was sold in January 2022 and delivered in April 2022 to Vaslem. Armonikos acquired the vessel Michalis H in May 2022.
(16)In July 2021, the Company entered into an agreement for the period bareboat charter of a 2012-built Japanese Capesize class vessel named Stelios Y, which is accounted for as a finance lease. The vessel was delivered to the Company in November 2021. Refer to Note 7.
(17)The Company sold the vessel in January 2023. See subsequent events Note 23.
(18)Shikokuexi owned the Post-Panamax class vessel Troodos Air, built 2016, which was sold in January 2022 and delivered in April 2022 to Kastrolem.
(19)Wholly owned subsidiary of Safe Bulkers Participations.
(20)The Company acquired the vessel Vassos in May 2022.
(21)The Company acquired the vessel Climate Respect in July 2022.
(22)The Company acquired the vessel Maria in February 2022.
(23)The Company acquired the vessel Climate Ethics in January 2023. See subsequent events Note 23.

Disclosure of charterers concentration
For the years ended December 31, 2020, 2021 and 2022 the following charterers individually accounted for more than 10% of the Company’s revenues as follows:

	December 31,
	2020	2021	2022
Viterra B.V. (ex-Glencore Agriculture B.V.)	15.01%	16.08%	15.81%
Cargill International S.A.	11.13%	14.62%	17.71%